Equity - reserves - Additional Information (Detail) $ in Millions	12 Months Ended
Jun. 30, 2024 AUD ($)
Disclosure of reserves within equity [abstract]
Share based payment reserve for Employee Share Option plan	$ 0.5
Share based payment reserve for Employee Share Option plan Expired	$ 0.7